Rental expense and commitments (Tables)	12 Months Ended
Dec. 31, 2018
Leases, Operating
Schedule Of Future Minimum Rental Payments For Operating Leases Table Text Block
(In thousands)	2019	2020	2021	2022	2023	Later Years	Total

Operating Leases [1]	$33,347	$29,517	$26,892	$23,280	$21,147	$77,899	$212,082
Capital Leases [2]	1,690	1,881	2,086	2,307	2,544	9,904	20,412